Aberdeen Funds: Summary Prospectus

Aberdeen Global Natural Resources Fund

February 27, 2015

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks. You can find the Fund's Prospectus, Statement of Additional Information, shareholder reports and other information about the Fund online at www.aberdeen-asset.us/literatureequity. You can also get this information at no cost by e-mailing a request to Investor.Services.US@aberdeen-asset.com, calling 866-667-9231 or asking your financial advisor. The Fund's Prospectus and Statement of Additional Information, both dated February 27, 2015, and the independent registered public accounting firm's report and financial statements in the Fund's annual report, dated October 31, 2014, are incorporated by reference into this summary prospectus.

Fund Tickers

Class A: GGNAX  Class C: GGNCX  Class R: GGNRX  Institutional Class: GGNIX  Institutional Service Class: GGNSX

Objective

The Aberdeen Global Natural Resources Fund (the "Global Natural Resources Fund" or the "Fund") seeks long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Global Natural Resources Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds. More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds: Choosing a Share Class–Reduction and Waiver of Class A Sales Charges" section on page 185 of the Fund's prospectus and in the "Additional Information on Purchases and Sales–Waiver of Class A Sales Charges" and "Reduction of Sales Charges" sections on pages 153-155 of the Fund's Statement of Additional Information.

Shareholder Fees (Fees Paid Directly From Your Investment)	Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	1.00%[1]	1.00%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None
Other Expenses	0.89%	0.82%	0.86%	0.82%	0.82%
Total Annual Fund Operating Expenses	1.84%	2.52%	2.06%	1.52%	1.52%
Less: Amount of Fee Limitations/Expense Reimbursements[2]	0.36%	0.36%	0.36%	0.36%	0.36%
Total Annual Fund Operating Expenses After Fee Limitations/ Expense Reimbursements	1.48%	2.16%	1.70%	1.16%	1.16%

1  Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

2  Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.16% for all Classes of the Fund. This contractual limitation may not be terminated before February 29, 2016 without the approval of the Board of Trustees. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid.

  Aberdeen Global Natural Resources Fund: Summary Prospectus as of February 27, 2015  01

Example

This Example is intended to help you compare the cost of investing in the Global Natural Resources Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Global Natural Resources Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$717	$1,087	$1,482	$2,582
Class C shares	$319	$750	$1,308	$2,829
Class R shares	$173	$611	$1,075	$2,361
Institutional Class shares	$118	$445	$795	$1,782
Institutional Service Class shares	$118	$445	$795	$1,782

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$219	$750	$1,308	$2,829

Portfolio Turnover

The Global Natural Resources Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2.02% of the average value of its portfolio.

Principal Strategies

As a non-fundamental policy, under normal circumstances, the Global Natural Resources Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by U.S. and foreign companies (including those located in emerging market countries) with business operations in or related to activities in natural resources industries, as discussed below. Equity securities include, but are not limited to, common stock, preferred stock and depositary receipts. Natural resources are materials with economic value that are derived from natural origins, such as energy sources, precious metals (e.g., gold, platinum), non-precious metals (e.g., aluminum, copper), chemicals and other basic commodities.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and, if necessary, will change the name of the Global Natural Resources Fund.

Under normal market conditions, the Fund will invest significantly (at least 40%–unless market conditions are not deemed favorable by the Adviser in which case the Fund would invest at least 30%) in non-U.S. companies. A company will be considered a non-U.S.

company if it is tied economically to a particular country outside of the U.S., based on whether that company:

•  is organized under the laws of or has its principal place of business in the country;

•  has its principal securities trading market in such country;

•  alone or on a consolidated basis derives the highest concentration of its annual revenue or earnings or assets from goods produced, sales made or services performed in the country; and/or

•  issues securities denominated in the currency of the country.

Under normal market conditions, the Fund invests in securities from at least three different countries. The Fund may also invest in companies of emerging market countries. The Fund may invest in securities denominated in U.S. Dollars and the currencies of the foreign countries in which it is permitted to invest. The Fund typically has full currency exposure to those markets in which it invests.

A company that is eligible for investment by the Global Natural Resources Fund typically derives at least 50% of its revenues, net income or assets from the natural resources sector. Companies in natural resources industries may include those that:

•  participate in the discovery and development of natural resources;

•  own or produce natural resources;

•  engage in the transportation, distribution, or processing of natural resources;

•  contribute new technologies for the production or efficient use of natural resources, such as systems for energy conversion, conservation and pollution control;

•  provide related services such as mining, drilling, chemicals and related parts and equipment;

•  provide services/equipment that aid the production, processing or transportation of a resource (energy, agriculture, metals); and

•  would have related investments such as drilling rigs, oil tankers, any oil field service company, engineering and construction companies, chemical companies, fertilizer and ethanol.

The Global Natural Resources Fund is diversified; however, the Fund concentrates at least 25% of its net assets in at least one or more of the following industries or groups of industries:

•  agricultural and farming products;

•  alternative energy sources;

•  base metal production;

•  building materials;

•  chemicals;

•  coal;

•  energy services and technology;

•  environmental services;

•  ferrous and nonferrous metals;

•  forest products;

•  gold and other precious metals;

•  integrated oil;

02  Aberdeen Global Natural Resources Fund: Summary Prospectus as of February 27, 2015

•  steel and iron ore production;

•  oil and gas exploration and production;

•  paper products; and

•  real estate.

The Global Natural Resources Fund may invest in natural resources companies of any size, including established large-cap companies, as well as small-cap and mid-cap companies.

Principal Risks

The Global Natural Resources Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments–and therefore, the value of Fund shares–may fluctuate. These changes may occur because of:

•  Concentration Risk: Investing 25% or more of the Fund's net assets in a select group of companies in natural resources industries could subject the Fund to greater risk of loss and could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of industries.

•  Country/Regional Focus Risk: Significant exposure to a single country or geographical region involves increased currency, political, regulatory and other risks. Market swings in the targeted country or geographical region likely will have a greater effect on portfolio performance than they would in a more geographically diversified fund.

•  Emerging Markets Risk: A magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging markets countries because the countries may have less stable governments, more volatile currencies and less established markets (see "Foreign Securities Risk" below).

•  Foreign Securities Risk: Foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments also may involve risks relating to the impact of currency exchange rate fluctuations; such risks may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.

•  Impact of Large Redemptions and Purchases of Fund Shares: Occasionally, shareholders may make large redemptions or purchases of Fund shares, which may cause the Fund to have to sell securities or invest additional cash. These transactions may adversely affect the Fund's performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of the Fund and result in credit line borrowing fees and/or overdraft charges to the Fund until the sales of portfolio securities necessary to cover the redemption request settle.

•  Market Risk: Deteriorating market conditions might cause a general weakness in the market that reduces the prices of securities in those markets in which the Fund invests.

•  Mid-Cap Securities Risk: Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of larger companies.

•  Natural Resources Industry Risk: The natural resources industry can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations. The securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

•  Securities Selection Risk: The investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

•  Small-Cap Securities Risk: Stocks of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

If the value of the Fund's investments decreases, you may lose money.

For additional information regarding the above identified risks, see "Fund Details: Additional Information about Investments, Investment Techniques and Risks" in the prospectus.

Performance

The bar chart and table below can help you evaluate potential risks of the Global Natural Resources Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the table reflect the maximum sales charge for Class A. The table compares the Fund's average annual total returns to the returns of the MSCI All Country World Index and the S&P Global Natural Resources IndexTM. Remember that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

The returns presented for the Global Natural Resources Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The Global Natural Resources Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Global Natural Resources Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Global Natural Resources Fund and the Predecessor Fund have substantially similar investment objectives and strategies. Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes.

Annual Total Returns–Class A Shares (Years Ended Dec. 31)

Highest Return: 28.91% – 3rd quarter 2005
Lowest Return: -34.35% – 4th quarter 2008

  Aberdeen Global Natural Resources Fund: Summary Prospectus as of February 27, 2015  03

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns as of December 31, 2014

	1 Year	5 Years	10 Years
Class A shares–Before Taxes	-17.35%	-3.21%	6.03%
Class A shares–After Taxes on Distributions	-17.84%	-3.57%	5.19%
Class A shares–After Taxes on Distributions and Sales of Shares	-9.78%	-2.52%	5.34%
Class C shares–Before Taxes	-12.90%	-2.71%	5.93%
Class R shares–Before Taxes	-12.48%	-2.24%	6.43%
Institutional Class shares–Before Taxes	-12.02%	-1.75%	6.98%
Institutional Service Class shares–Before Taxes	-12.03%	-1.72%	6.98%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)	4.71%	9.74%	6.65%
S&P Global Natural Resources IndexTM (reflects no deduction for fees, expenses or taxes)	-9.66%	-1.47%	6.17%

Investment Adviser

Aberdeen Asset Management Inc. (the "Adviser") serves as the Global Natural Resources Fund's investment adviser and Aberdeen Asset Managers Limited ("AAML") serves as the Fund's subadviser.

Portfolio Managers

The Fund is managed using a team-based approach, with the following team members being jointly and primarily responsible for the day-to-day management of the Fund:

Name	Title	Served on the Fund Since
Stephen Docherty	Head of Global Equities	2010
Bruce Stout	Senior Investment Manager	2010
Jamie Cumming, CFA®	Senior Investment Manager	2010
Samantha Fitzpatrick, CFA®	Senior Investment Manager	2010
Martin Connaghan	Senior Investment Manager	2010

Purchase and Sale of Fund Shares

The Fund's minimum investment requirements are as follows:

Class A and Class C Shares
To open an account	$1,000
To open an IRA account	$1,000
Additional investments	$50
To start an Automatic Investment Plan	$1,000
Additional Investments (Automatic Investment Plan)	$50
Class R Shares
To open an account	No Minimum
Additional investments	No Minimum
Institutional Class Shares
To open an account	$1,000,000
Additional investments	No Minimum
Institutional Service Class Shares
To open an account	$1,000,000
Additional investments	No Minimum

Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or their spouses, children or immediate relatives), and generally do not apply to retirement plans, fee-based programs or omnibus accounts. Certain endowments, non-profits, and charitable organizations may also be eligible for waiver of minimum investment requirements. If you purchase shares through an intermediary, different minimum account requirements may apply. The Trust reserves the right to apply or waive investment minimums under certain circumstances.

Fund shares may be redeemed on each day that the New York Stock Exchange is open. Fund shares may be sold by mail or fax, by telephone or on-line.

Tax Information

The Fund's dividends and distributions are subject to federal income taxes and will be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or invest through a qualified employee benefit plan, retirement plan or other tax-deferred account, in which case your withdrawals from such account may be taxed as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

04  Aberdeen Global Natural Resources Fund: Summary Prospectus as of February 27, 2015

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